UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2019 to January 17, 2020

Commission File Number of issuing entity:  333-190246-12

Central Index Key Number of issuing entity:  0001630690

JPMBB Commercial Mortgage Securities Trust 2015-C27
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-190246

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682523

Starwood Mortgage Funding II LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001567746

Redwood Commercial Mortgage Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001587045

RAIT Funding, LLC
(Exact name of sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3952111
38-3952112
38-7127951
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3A1			X
A-4			X
A-SB			X
A-S			X
B			X
C			X
EC			X
X-A			X
X-B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Explanatory Note

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on January 30, 2020 (SEC Accession No. 0001056404-20-000719) (the “Original 10-D”).  The purpose of this amendment is to revise information under Item 7 relating to a change in sponsor interest in the securities.  No modifications were made to the Monthly Distribution Report.

Item 1. Distribution and Pool Performance Information.

On January 17, 2020 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2015-C27.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the JPMBB Commercial Mortgage Securities Trust 2015-C27 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on January 17, 2020

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	11.10%	1	$0.00

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2015-C27 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from December 18, 2019 to January 17, 2020.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on November 14, 2019. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on March 22, 2019. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on November 7, 2019. The CIK number for Barclays Bank PLC  is 0000312070.

Starwood Mortgage Funding II LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 6, 2019. The CIK number for Starwood Mortgage Funding II LLC is 0001682523.

Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on January 25, 2019. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746.

RAIT Funding, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 11, 2019. The CIK number for RAIT Funding, LLC is 0001587045.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Club Row Building (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on February 25, 2015 pursuant to Rule 424(b)(5) (the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with the Item 1112(b)(1) of the Regulation AB, the most recent unaudited net operating income of the significant obligor is $8,769,765.00, an annualized number based on the period January 1, 2019 through September 30, 2019.

Item 7. Change in Sponsor Interest in the Securities.

On December 20, 2019, an affiliate of Starwood Mortgage Funding II LLC (a sponsor of the securitization (the “Starwood Sponsor”) and wholly-owned subsidiary of Starwood Property Trust, Inc. (“SPT”)) sold the securities set forth on the table below entitled “Transferred Securities” (the “Transferred Securities”) to another affiliate of the Starwood Sponsor. Immediately before the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held direct ownership of 100% of the Transferred Securities. Immediately after the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held indirect ownership of 51% of the Transferred Securities. Both before and after the sale described above, the Starwood Sponsor and its wholly-owned affiliates also collectively owned 100% of the securities set forth on the table below entitled “Non-Transferred Securities” (the “Non-Transferred Securities”). An affiliate of SPT (in which SPT owns at least a majority interest) owns the Transferred Securities and the Non-Transferred Securities. For these purposes, a “wholly-owned affiliate” means an affiliate of the Starwood Sponsor that is also wholly-owned by SPT.

Transferred Securities
Class	Original Balance ($)
E	12,511,000.00
F	5,621,000.00
G	4,267,000.00
NR	14,398,570.00

Non-Transferred Securities
Class	Original Balance ($)
X-FG	9,888,000.00
X-NR	14,398,570.00

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2015-C27, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date	12/17/2019	$21,290,704.10
Current Distribution Date	01/17/2020	$107,388.79

REO Account Beginning and Ending Balance
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2015-C27, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date	12/17/2019	$3,052.62
Current Distribution Date	01/17/2020	$3,145.79

Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2015-C27, relating to the January 17, 2020 distribution (filed as Exhibit 99.1 to the registrant's Form 10-D filed on January 30, 2020 under Commission File No. 333-190246-12 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director

Date: February 24, 2020